Deposits - Schedule of Deposits by Time Remaining on Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deposits [Abstract]
Contractual Maturities, Time Deposits, Less than $100,000, Three Months or Less	$ 13,079	$ 5,931
Contractual Maturities, Time Deposits, Less than $100,000, Three Months Through Six Months	12,407	7,906
Contractual Maturities, Time Deposits, Less than $100,000, Six Months Through 12 Months	34,810	9,300
Contractual Maturities, Time Deposits, Less than $100,000, after 12 Months	73,585	100,587
Deposits: Time deposits, under $100,000	133,881	123,724
Contractual Maturities, Time Deposits, $100,000 or More, Three Months or Less	2,986	4,332
Contractual Maturities, Time Deposits, $100,000 or More, Three Months Through Six Months	9,421	9,855
Contractual Maturities, Time Deposits, $100,000 or More, Six Months Through 12 Months	39,082	12,535
Contractual Maturities, Time Deposits, $100,000 or More, after 12 Months	40,094	70,198
Time Deposits, $100,000 or More, Total	$ 91,583	$ 96,920